Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 4,878,407	₩ 4,769,925	₩ 4,375,123
Expenses related to post-employment benefits	264,232	246,823	206,614
Depreciation	3,693,288	3,530,770	3,346,461
Amortization	465,935	453,689	498,193
Research & development	527,179	555,560	518,409
Vehicles maintenance	2,444,069	2,594,589	2,297,544
Total administrative expenses	3,094,810	3,004,478	2,651,902
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	1,323,637	1,212,005	1,156,456
Expenses related to post-employment benefits	100,701	136,211	92,667
Other employee benefits	305,212	300,425	273,482
Travel	54,993	47,681	47,945
Depreciation	177,151	173,507	159,836
Amortization	116,416	113,130	96,004
Communication	13,218	13,472	11,956
Electricity	17,192	15,618	12,242
Taxes and public dues	99,535	94,658	100,639
Rental	37,847	45,440	48,243
Repairs	11,684	16,502	17,787
Entertainment	13,402	13,993	15,490
Advertising	95,532	102,271	107,223
Research & development	195,255	207,557	175,167
Service fees	234,441	268,701	234,815
Vehicles maintenance	7,632	7,880	7,660
Industry association fee	13,877	12,578	11,096
Conference	23,475	22,797	19,876
Bad debt expenses (reversal)	168,960	134,230	(17,785)
Others	84,650	65,822	81,103
Total administrative expenses	₩ 3,094,810	₩ 3,004,478	₩ 2,651,902